Long-Term Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Ownership Percentages of Each Investee	The ownership percentages of each investee are listed as follows:
	Ownership percentage
	March 31,	December 31,	Accounting
Name of investees	2025	2024	treatments
Braingenesis Biotechnology Co., Ltd.*	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.67%	0.67%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
ForSeeCon Eye Corporation (see Note 10)	19.78%	19.78%	Cost Method
BioFirst Corporation	18.68%	18.68%	Equity Method
OncoX BioPharma, Inc. (see Note 10)	24.97%	24.97%	Equity Method
Rgene Corporation	37.00%	26.65%	Equity Method
BioLite Japan K.K.	49.00%	49.00%	Equity Method

*	This company was acquired by Canal Biotech Corporation Inc. Our stock is in the process of replacement with the stock of the acquired company and the ownership percentage is subject to change.
The ownership percentages of each investee are listed as follows:
	Ownership percentage
	December 31,	December 31,	Accounting
Name of investees	2024	2023	treatments
Braingenesis Biotechnology Co., Ltd.*	0.17%	0.17%	Cost Method
Genepharm Biotech Corporation	0.67%	0.67%	Cost Method
BioHopeKing Corporation	5.90%	5.90%	Cost Method
ForSeeCon Eye Corporation (see Note 10)	19.78%	-%	Cost Method
BioFirst Corporation	18.68%	18.68%	Equity Method
OncoX BioPharma, Inc. (see Note 10)	24.97%	-%	Equity Method
Rgene Corporation	26.65%	26.65%	Equity Method

*	This company was acquired by Canal Biotech Corporation Inc. Our stock is in the process of replacement with the stock of the acquired company and the ownership percentage is subject to change.

Schedule of Extent the Investee Relies	The extent the investee relies on the company for its business is summarized as follows:
Name of investees	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)
BioLite Japan K.K.	The Company’s joint venture noncontrolling subsidiary perform research and development activities and explore business opportunities in Japan
ForSeeCon Eye Corporation	Collaborating with the Company to develop and commercialize ophthalmic medical devices (referring to Note 4, Collaborative Agreements)
BioFirst Corporation	Loaned from the investee and provides research and development support service
OncoX BioPharma, Inc.	Collaborating with the Company to develop and commercialize single-herb botanical drug for treatment of certain diseases (referring to Note 4, Collaborative Agreements)
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)
The extent the investee relies on the company for its business is summarized as follows:
Name of investees	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)
BioLite Japan K.K.	The Company’s joint venture noncontrolling subsidiary perform research and development activities and explore business opportunities in Japan
ForSeeCon Eye Corporation	Collaborating with the Company to develop and commercialize ophthalmic medical devices (referring to Note 4, Collaborative Agreements)
BioFirst Corporation	Loaned from the investee and provides research and development support service
OncoX BioPharma, Inc.	Collaborating with the Company to develop and commercialize single-herb botanical drug for treatment of certain diseases (referring to Note 4, Collaborative Agreements)
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs (referring to Note 4, Collaborative Agreements)

Schedule of Long-Term Investment	Long-term investment mainly consists of the following:
	March 31, 2025	December 31, 2024
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$6,640	$6,727
Genepharm Biotech Corporation	20,271	20,540
ForSeeCon Eye Corporation(d)	-	-
BioHopeKing Corporation	752,880	762,983
Subtotal	779,791	790,250
Equity Method Investments, net
BioFirst Corporation(a)	1,420,800	1,468,504
Rgene Corporation(b)	559,471	-
BioLite Japan K.K. (BioLite JP)(c)	-	-
OncoX BioPharma, Inc.(e)	-	-
Total	$2,760,062	$2,258,754

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of March 31, 2025 and December 31, 2024, the Company owns 18.68% and 18.68% common stock shares of BioFirst, respectively. The Company made a prepayment for equity investment in BioFirst to purchase additional shares to be issued by BioFirst in the aggregate amount of $2,688,578, recorded as prepayment for long-term investments as of December 31, 2022. On July 19, 2023, the Company successfully completed the registration process for this investment. The initial prepayment was $1,895,556, which is a portion of the prepayment as of December 31, 2022, and was converted into 994,450 shares of BioFirst stock. As of March 31, 2025 and December 31, 2024, the amount of prepayment for long-term investments in Biofirst is both $1,124,842.

(b)	Rgene Corporation (the “Rgene”)

As described in Note 4, the Company acquired 26.65% of Rgene’s outstanding common shares since 2018 through multiple collaborative agreements, and has been accounting this equity investment with equity method as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. Further, as disclosed in Note 10 Related Party Transactions, the Company entered a convertible loan agreement with Rgene in 2022 and has been working with Rgene to obtain approval for the Company to exercise the conversion from Department of Investment Review in Taiwan, a government agency reviews foreign investors conducting investment in Taiwan. In May 2024, the conversion request for the conversion was approved but the Company was not informed by Rgene until April 2025. The Company determined that the impact to the financial statements is immaterial and assumed the conversion was incurred on January 1, 2025. After the conversion, the Company owns 37% of outstanding shares of Rgene.

(c)	BioLite Japan K.K. (BioLite JP)

In October 2021, the Company, Lucidaim Co., Ltd., a Japanese corporation (“Lucidaim,” together with the Company, the “Shareholders”), and BioLite Japan K.K., a Japanese corporation (“BioLite JP”) entered into a Joint Venture Agreement. BioLite JP is a private limited company incorporated on December 18, 2018. The business of the joint venture is the research and development of drugs, medical device and digital media, investment, fund running and consulting, distribution and marketing of supplements carried on by BioLite JP and its subsidiaries in Japan, or any other territory or businesses. At the date of the Agreement, BioLite JP has 10,000 ordinary shares authorized, with 3,049 ordinary shares issued and outstanding (the “Ordinary Shares”). Pursuant to the Agreement and the related share transfer agreement, Lucidaim shall own 1,555 Ordinary Shares (51%) and the Company shall own 1,494 Ordinary Shares (49%). The Company paid $150,000 towards the setup of the joint venture; BioLite Japan’s other shareholder also paid $150,000 after the Letter of Intent was signed. This prepayment is booked in prepayment for investment. As of December 31, 2024, the Company evaluated the investee’s business and financial conditions and determined to fully impair such prepayment.

(d)	ForSeeCon Eye Corporation (FEYE)

FEYE is a private company registered in the British Virgin Islands, focusing on the field of diagnosis and treatment of eye disorders, with its main product of Vitargus. The Company granted FEYE certain licensed products in exchange of FEYE ownership. See Note 4 for detail of such transactions.

(e)	OncoX BioPharma, Inc. (OncoX)

OncoX is a private company registered in the British Virgin Islands, focusing on oncology trials and drug development across Asia-Pacific. The Company granted OncoX certain licensed products in exchange of OncoX’s ownership. See Note 4 for detail of such transactions.

Long-term investment mainly consists of the following:
	December 31, 2024	December 31, 2023
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$6,727	$7,213
Genepharm Biotech Corporation	20,540	22,021
ForSeeCon Eye Corporation(d)	-	-
BioHopeKing Corporation	762,983	818,018
Subtotal	790,250	847,252
Equity Method Investments, net
BioFirst Corporation(a)	1,468,504	1,680,488
Rgene Corporation(b)	-	-
BioLite Japan K.K. (BioLite JP)(c)	-	-
OncoX BioPharma, Inc.(e)	-	-
Total	$2,258,754	$2,527,740

(a)	BioFirst Corporation (the “BioFirst”):

The Company holds an equity interest in BioFirst Corporation, accounting for its equity interest using the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2024 and 2023, the Company owns 18.68% and 18.68% common stock shares of BioFirst, respectively. The Company made a prepayment for equity investment in BioFirst to purchase additional shares to be issued by BioFirst in the aggregate amount of $2,688,578, recorded as prepayment for long-term investments as of December 31, 2022. On July 19, 2023, the Company successfully completed the registration process for this investment. The initial prepayment was $1,895,556, which is a portion of the prepayment as of December 31, 2022, and was converted into 994,450 shares of BioFirst stock. As of December 31, 2024, the amount of prepayment for long-term investments in Biofirst is $1,124,842.

(b)	Rgene Corporation (the “Rgene”)

Both Rgene and the Company are under common control by Dr. Tsung-Shann Jiang, the CEO and chairman of the BioLite Inc. Since Dr. Tsung-Shann Jiang is able to exercise significant influence, but not control, over the Rgene, the Company determined to use the equity method to accounts for its equity investment as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Equity method adjustments include the Company’s proportionate share of investee’s income or loss and other adjustments required by the equity method. As of December 31, 2024 and 2023, the Company owns 26.65% and 26.65% common stock shares of Rgene, respectively.

(c)	BioLite Japan K.K. (BioLite JP)

In October 2021, the Company, Lucidaim Co., Ltd., a Japanese corporation (“Lucidaim,” together with the Company, the “Shareholders”), and BioLite Japan K.K., a Japanese corporation (“BioLite JP”) entered into a Joint Venture Agreement. BioLite JP is a private limited company incorporated on December 18, 2018. The business of the joint venture is the research and development of drugs, medical device and digital media, investment, fund running and consulting, distribution and marketing of supplements carried on by BioLite JP and its subsidiaries in Japan, or any other territory or businesses. At the date of the Agreement, BioLite JP has 10,000 ordinary shares authorized, with 3,049 ordinary shares issued and outstanding (the “Ordinary Shares”). Pursuant to the Agreement and the related share transfer agreement, Lucidaim shall own 1,555 Ordinary Shares (51%) and the Company shall own 1,494 Ordinary Shares (49%). The Company paid $150,000 towards the setup of the joint venture; BioLite Japan’s other shareholder also paid $150,000 after the Letter of Intent was signed. This prepayment is booked in prepayment for investment. As of December 31, 2024, the Company evaluated the investee’s business and financial conditions and determined to fully impair such prepayment.

(d)	ForSeeCon Eye Corporation (FEYE)

FEYE is a private company registered in the British Virgin Islands, focusing on the field of diagnosis and treatment of eye disorders, with its main product of Vitargus. The Company granted FEYE certain licensed products in exchange of FEYE ownership. See Note 4 for detail of such transactions.

(e)	OncoX BioPharma, Inc. (OncoX)

OncoX is a private company registered in the British Virgin Islands, focusing on oncology trials and drug development across Asia-Pacific. The Company granted OncoX certain licensed products in exchange of OncoX’s ownership. See Note 4 for detail of such transactions.

Schedule of Balance Sheets

Summarized unaudited financial information for the Company’s equity method investee, BioFirst, is as follows:

	December 31, 2024	December 31, 2023
Current Assets	$1,323,952	$1,451,877
Non-current Assets	1,083,472	686,206
Current Liabilities	3,508,413	2,286,058
Non-current Liabilities	114,606	347,193
Stockholders’ Deficit	(1,215,595)	(495,168)

Summarized unaudited financial information for the Company’s equity method investee, Rgene, is as follows:

	December 31, 2024	December 31, 2023
Current Assets	$46,491	$50,538
Non-current Assets	222,988	250,716
Current Liabilities	1,546,123	2,591,960
Non-current Liabilities	319	811
Shareholders’ Deficit	(1,276,963)	(2,291,517)

Schedule of Statements of Operations

Summarized unaudited financial information for the Company’s equity method investee, BioFirst, is as follows:

	Year Ended December 31,
	2024	2023
Net sales	$357	$734
Gross profit	216	289
Net loss	(770,877)	(1,194,797)
Share of losses from investments accounted for using the equity method	(339,171)	(221,888)

Summarized unaudited financial information for the Company’s equity method investee, Rgene, is as follows:

	Year Ended December 31,
	2024	2023
Net sales	$-	$-
Gross Profit	-	-
Net loss	(118,367)	(1,550,123)
Share of loss from investments accounted for using the equity method	-	-

Schedule of Components of Loss on Investment in Equity Securities	The components of loss on investment in equity securities for each period were as follows:
	Three Months Ended March 31,
	2025	2024
Share of equity method investee losses	$(50,877)	$-

The components of loss on investment in equity securities for each period were as follows (not recognized since the carrying value of the investment was reduced to $0):

	Year Ended December 31,
	2024	2023
Share of equity method investee losses	$(339,171)	$(221,888)